S000001271 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
LARGE CAP VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent	13.57%	8.84%	8.10%
LARGE CAP VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.09%	6.95%	6.89%
LARGE CAP VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.92%	6.45%	6.21%